Share based payments - Restricted stock units - Category (Details) - EquityInstruments	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share based payments
Total outstanding	11,472,520	10,816,856	8,579,837	6,929,111
Members of the Executive Committee
Share based payments
Total outstanding	1,670,500	1,864,000	1,965,000
Personnel
Share based payments
Total outstanding	9,794,520	8,877,856	6,457,277
Restricted Stock Units (RSUs)
Share based payments
Total outstanding	1,175,453	736,095	657,803	313,596
Restricted Stock Units (RSUs) | Members of the Executive Committee
Share based payments
Total outstanding	438,738	332,038	384,340
Restricted Stock Units (RSUs) | Personnel
Share based payments
Total outstanding	736,715	404,057	273,463